UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number  811-07921
                                   ---------------------------------------------

                            The Bjurman, Barry Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

      10100 Santa Monica Boulevard, Suite 1200, Los Angeles, CA 90067-4103
--------------------------------------------------------------------------------
      (Address of principal executive offices)             (Zip code)

            G. Andrew Bjurman, 10100 Santa Monica Blvd., Suite 1200,
                           Los Angeles, CA 90067-4103
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (310) 553-6577
                                                   -----------------------------

Date of fiscal year end:   3/31
                        -----------------------------

Date of reporting period:  09/30/04
                         ----------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

THE BJURMAN, BARRY FUNDS
LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

To Our Shareholders:

Performance for the Third Quarter and nine months ended September 30, 2004 continued to be negatively impacted by investor concerns regarding the Federal Reserve Board's intent to raise interest rates, the high price of oil, potential terrorist threats, and mixed economic signals. The negative sentiment appears to have reached an extreme on August 15, 2004, when the market began to turn upward. Although September was a positive month for Small Cap and Micro Cap growth stocks, July and August caused negative returns for the full quarter. While our financial statements in this report cover the six months ended September 30, 2004, the following discussion of our performance will focus on the calendar quarter and nine months ended September 30, 2004.

THE BJURMAN, BARRY MICRO-CAP GROWTH FUND had returns for the third quarter ended September 30, 2004 of -7.95% and the nine months ended September 30, 2004 of -10.80% versus returns of -6.01% and -2.04%, respectively, for the Russell 2000 Growth Index. The underperformance is largely attributed to our heavy concentration in stocks with micro and small capitalization. Companies with larger capitalizations significantly outperformed smaller cap companies. Approximately 35% of the Russell 2000 Growth Index consisted of companies with market capitalizations above $1 billion. Only 2.9% of the Micro-Cap Growth Fund was invested in companies with over $1 billion in market cap.

Additionally, the Fund was heavily weighted in companies showing the highest projected earnings growth, which underper-formed companies with lower growth orientation throughout the third quarter.

THE BJURMAN, BARRY MID CAP GROWTH FUND had returns for the quarter ended September 30, 2004 of -0.84% and the nine months ended September 30, 2004 of -2.77% versus returns of -4.33% and 1.18%, respectively, for the Russell MidCap Growth Index. Overweightings in the basic materials, energy, and telecommunications sectors relative to the Index contributed to the positive relative performance for the quarter.

THE BJURMAN, BARRY SMALL CAP GROWTH FUND had returns for the quarter ended September 30, 2004 of -13.24% and the nine months ended September 30, 2004 of -19.40% versus returns of -6.01% and -2.04%, respectively, for the Russell 2000 Growth Index.

Two factors led to the underperformance in the Small Cap Growth Fund:

1. Companies with the highest expected earnings growth performed worse than companies with lower expected earnings growth. The Small Cap Growth Fund focuses its investments in the fastest growing companies, which, over longer time periods, tend to outperform slower growth issues.

2. Technology stocks underperformed other sectors of the market during the months of July and August. The Small Cap Growth Fund is overweighted in the technology sector as there are many top growth companies selling at undervalued levels. In September, technology stocks began to outperform the market.

We continue to be invested in the fastest-growing companies whose stock prices remain undervalued. Most of the changes made during the quarter focused on selling stocks of companies that reported slower than expected growth and purchasing faster growing companies.

The Bjurman, Barry Funds are currently positioned to benefit from continued growth in the economy. The Micro-Cap Growth Fund and Small Cap Growth Fund are overweighted in the technology, basic materials, consumer durables, and the producer manufacturing sectors, and the Mid Cap Growth Fund in basic materials, energy, producer manufacturing, telecommunications, and transportation sectors.

We believe the U.S. economy is likely to grow steadily for the next twelve months with strong growth in corporate profits as a result.

/s/ O. Thomas Barry

O. Thomas Barry, III, CIC, CFA
Chief Investment Officer, Sr. Executive Vice President, Sr. Portfolio Manager Bjurman, Barry & Associates

THE BJURMAN, BARRY FUNDS
REPRESENTATION OF PORTFOLIOS OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

The illustrations below provide the sector allocations for The Bjurman, Barry Funds.

THE BJURMAN, BARRY MICRO-CAP GROWTH FUND
--------------------------------------------------------------------------------
                                                        [Pie Chart Appears Here]
SECTOR ALLOCATION (% OF NET ASSETS)
Cash & Cash Equivalents                             0.9
Utilities                                           2.3
Energy                                              3.4
Finance                                             4.1
Commercial/Industrial Services                      4.4
Retail                                              4.8
Consumer Non-Durables                               5.2
Consumer Durables                                   6.1
Producer Manufacturing                              6.8
Basic Materials                                     8.3
Electronic Technology                              26.8
Health Care                                        26.9
                                                  -----
TOTAL                                             100.0
                                                  =====

THE BJURMAN, BARRY MID CAP GROWTH FUND
--------------------------------------------------------------------------------
                                                        [Pie Chart Appears Here]

SECTOR ALLOCATION (% OF NET ASSETS)
Commercial/Industrial Services                      1.0
Cash & Cash Equivalents                             1.0
Consumer Non-Durables                               2.5
Retail                                              2.8
Transportation                                      3.5
Consumer Durables                                   4.4
Consumer Services                                   4.6
Producer Manufacturing                              6.1
Finance                                             6.3
Utilities                                           9.6
Energy                                             11.4
Basic Materials                                    11.5
Health Care                                        12.3
Electronic Technology                              23.0
                                                  -----
TOTAL                                             100.0
                                                  =====


THE BJURMAN, BARRY SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------
                                                        [Pie Chart Appears Here]

SECTOR ALLOCATION (% OF NET ASSETS)
Consumer Services                                   0.2
Cash & Cash Equivalents                             1.1
Transportation                                      1.2
Consumer Non-Durables                               2.1
Consumer Durables                                   2.3
Retail                                              3.6
Basic Materials                                     3.8
Utilities                                           4.0
Finance                                             6.5
Commercial/Industrial Services                      8.6
Producer Manufacturing                              8.7
Energy                                             12.8
Health Care                                        19.8
Electronic Technology                              25.3
                                                  -----
TOTAL                                             100.0
                                                  =====

THE BJURMAN, BARRY FUNDS
STATEMENTS OF ASSETS AND LIABILITIES SEPTEMBER 30, 2004
(UNAUDITED)
--------------------------------------------------------------------------------

                                                     BJURMAN,       BJURMAN,      BJURMAN,
                                                      BARRY          BARRY         BARRY
                                                    MICRO-CAP       MID CAP      SMALL CAP
                                                   GROWTH FUND    GROWTH FUND   GROWTH FUND
--------------------------------------------------------------------------------------------
ASSETS
Investment securities:
  At acquisition cost                              $399,733,772   $10,430,016   $ 63,404,732
                                                   ============   ===========   ============
  At value                                         $606,436,194   $12,155,169   $ 68,410,463
Dividends receivable                                     79,607        12,205         11,807
Receivable for capital shares sold                      320,104         5,000         51,246
Receivable for securities sold                        3,435,376       257,822      1,765,585
Other assets                                             88,239        22,917         27,768
                                                   ------------   -----------   ------------
  TOTAL ASSETS                                      610,359,520    12,453,113     70,266,869
                                                   ------------   -----------   ------------

LIABILITIES
Bank overdraft                                               --            --        667,802
Payable for capital shares redeemed                     932,468         8,282        272,933
Payable for securities purchased                        218,500       303,009             --
Payable to Adviser                                      495,097            --         56,609
Payable to Trustees                                       4,885         5,188          4,978
Payable to other affiliates                              89,770         6,799         17,474
Other accrued expenses and liabilities                  282,772        36,061         47,400
                                                   ------------   -----------   ------------
  TOTAL LIABILITIES                                   2,023,492       359,339      1,067,196
                                                   ------------   -----------   ------------

NET ASSETS                                         $608,336,028   $12,093,774   $ 69,199,673
                                                   ============   ===========   ============

NET ASSETS CONSIST OF
Paid-in capital                                    $323,953,407   $12,738,033   $ 85,763,800
Accumulated net investment loss                      (4,273,549)      (72,989)      (533,616)
Accumulated net realized gains (losses) from
security transactions                                81,953,748    (2,296,423)   (21,036,242)
Net unrealized appreciation on investments          206,702,422     1,725,153      5,005,731
                                                   ------------   -----------   ------------
  NET ASSETS                                       $608,336,028   $12,093,774   $ 69,199,673
                                                   ============   ===========   ============

Shares of beneficial interest outstanding
(unlimited number
  of shares authorized, no par value)                20,126,538     1,278,200      5,866,554
                                                   ============   ===========   ============
Net asset value, offering price and redemption
price per share                                    $      30.23   $      9.46   $      11.80
                                                   ============   ===========   ============

See accompanying notes to financial statements

THE BJURMAN, BARRY FUNDS
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   BJURMAN, BARRY  BJURMAN, BARRY  BJURMAN, BARRY
                                                      MICRO-CAP       MID CAP        SMALL CAP
                                                    GROWTH FUND     GROWTH FUND     GROWTH FUND
--------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Dividends (net of withholding tax of $3,348,
     $954, and $468, respectively)                  $    883,479    $   27,232     $    242,896
  Interest                                                    --            --            1,080
                                                    ------------    ----------     ------------
TOTAL INVESTMENT INCOME                                  883,479        27,232          243,976
                                                    ------------    ----------     ------------

EXPENSES
  Investment advisory fees                             3,420,225        53,054          449,221
  Distribution expenses                                  855,056        13,264          112,305
  Administration fees                                    351,393        12,032           54,297
  Transfer agent fees                                     82,498        12,032           25,057
  Accounting services fees                                37,538        15,041           19,905
  Audit fees                                              43,668           246            6,017
  Legal fees                                             110,635        14,038           14,919
  Registration fees                                       30,512        12,042           21,148
  Custodian fees                                          87,739         7,020           17,005
  Insurance expenses                                      36,619         2,164            4,494
  Reports to shareholders                                 42,617         3,081            7,521
  Trustees' fees and expenses                             25,153        25,153           27,404
  Postage and supplies                                    27,928         9,998           10,380
  Pricing fees                                             3,838           902            1,003
  Underwriting fees                                        1,003         1,003            1,003
  Other fees                                                 606           606              606
                                                    ------------    ----------     ------------
TOTAL EXPENSES                                         5,157,028       181,676          772,285
  Fees waived and/or expenses reimbursed by
    the Adviser                                               --       (85,891)          (2,856)
                                                    ------------    ----------     ------------
NET EXPENSES                                           5,157,028        95,785          769,429
                                                    ------------    ----------     ------------

NET INVESTMENT LOSS                                   (4,273,549)      (68,553)        (525,453)
                                                    ------------    ----------     ------------

REALIZED AND UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS
  Net realized gains (losses) from security
    transactions                                      22,699,349      (424,585)     (14,559,353)
  Net change in unrealized
    appreciation/depreciation on investments         113,213,527)      118,023       (2,198,069)
                                                    ------------    ----------     ------------

NET REALIZED AND UNREALIZED
  LOSSES ON INVESTMENTS                              (90,514,178)     (306,562)     (16,757,422)
                                                    ------------    ----------     ------------

NET DECREASE IN NET
  ASSETS FROM OPERATIONS                            $(94,787,727)   $ (375,115)    $(17,282,875)
                                                    =============   ===========    ============

See accompanying notes to financial statements.

THE BJURMAN, BARRY FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                         BJURMAN, BARRY                 BJURMAN, BARRY                 BJURMAN, BARRY
                                            MICRO-CAP                       MID CAP                       SMALL CAP
                                           GROWTH FUND                    GROWTH FUND                    GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------------
                                   SIX MONTHS                     SIX MONTHS                     SIX MONTHS
                                     ENDED           YEAR           ENDED          YEAR            ENDED            PERIOD
                                   SEPT. 30,         ENDED         SEPT. 30,       ENDED          SEPT. 30,          ENDED
                                      2004          MARCH 31,        2004         MARCH 31,         2004           MARCH 31,
                                  (UNAUDITED)         2004        (UNAUDITED)       2004         (UNAUDITED)        2004(A)
-----------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment loss          $  (4,273,549)    $ (9,286,262)  $    (68,553)   $   (187,361)   $   (525,453)   $   (773,212)
  Net realized gains
    (losses) from
    security transactions         22,699,349      116,842,092       (424,585)      2,368,886     (14,559,353)     (6,476,889)
  Net change in unrealized
    appreciation/
    depreciation on
    investments                 (113,213,527)     269,405,106        118,023         921,674      (2,198,069)      7,203,800
                               -------------     ------------   ------------    ------------    ------------    ------------
Net increase  (decrease) in
  net assets from operations     (94,787,727)     376,960,936       (375,115)      3,103,199     (17,282,875)        (46,301)
                               -------------     ------------   ------------    ------------    ------------    ------------

FROM CAPITAL SHARE
  TRANSACTIONS
  Proceeds from shares sold       34,983,897      437,578,784      4,492,328      15,136,615      23,426,453     159,389,050
  Payments for shares
    redeemed (B)                (154,008,595)    (396,287,596)    (2,369,090)    (15,826,161)     46,819,548     (49,467,106)
                               -------------     ------------   ------------    ------------    ------------    ------------
Net increase  (decrease) in
  net assets from capital
  share transactions            (119,024,698)      41,291,188      2,123,238        (689,546)    (23,393,095)    109,921,944
                               -------------     ------------   ------------    ------------    ------------    ------------

TOTAL INCREASE (DECREASE)
  IN NET ASSETS                 (213,812,425)     418,252,124      1,748,123       2,413,653     (40,675,970)    109,875,643
NET ASSETS
  Beginning of period            822,148,453      403,896,329     10,345,651       7,931,998     109,875,643              --
                               -------------     ------------   ------------    ------------    ------------    ------------
  End of period                $ 608,336,028     $822,148,453   $ 12,093,774    $ 10,345,651    $ 69,199,673    $109,875,643
                               =============     ============   ============    ============    ============    ============
ACCUMULATED NET
  INVESTMENT LOSS              $  (4,273,549)    $         --   $    (72,989)   $     (4,436)   $   (533,616)   $     (8,163)
                               =============     ============   ============    ============    ============    ============
CAPITAL SHARE ACTIVITY
  Shares sold                      1,103,535       16,986,205        479,409       1,596,706       1,820,491      11,406,859
  Shares redeemed                 (5,048,801)     (13,395,123)      (258,052)     (1,670,069)     (3,785,414)     (3,575,382)
                               -------------     ------------   ------------    ------------    ------------    ------------
  Net  increase  (decrease)
    in shares outstanding         (3,945,266)       3,591,082        221,357         (73,363)     (1,964,923)      7,831,477
  Shares outstanding,
    beginning of period           24,071,804       20,480,722      1,056,843       1,130,206       7,831,477              --
                               -------------     ------------   ------------    ------------    ------------    ------------
  Shares  outstanding, end
    of period                     20,126,538       24,071,804      1,278,200       1,056,843       5,866,554       7,831,477
                               =============     ============   ============    ============    ============    ============


(A) Represents the period from commencement of operations (May 12, 2003) through March 31, 2004.
(B) The cost of shares redeemed is net of the 2% redemption fee on fund shares which have been held 60 days or less. For the six months ended September 30, 2004, these fees were $1,704, $0 and $2,076 for the Bjurman, Barry Micro-Cap Growth Fund, the Bjurman, Barry Mid Cap Growth Fund, and the Bjurman, Barry Small Cap Growth Fund, respectively.

See accompanying notes to financial statements.

THE BJURMAN, BARRY FUNDS
BJURMAN, BARRY MICRO-CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                   SIX
                                                 MONTHS
                                                  ENDED          YEAR        YEAR         YEAR         YEAR        YEAR
                                              SEPTEMBER 30,      ENDED       ENDED        ENDED        ENDED       ENDED
                                                  2004          MARCH 31,   MARCH 31,   MARCH 31,     MARCH 31,   MARCH 31,
                                               (UNAUDITED)        2004        2003       2002(A)      2001(A)      2000(A)
--------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period        $      34.15     $   19.72   $   24.94    $   18.87    $    20.36   $   9.18
                                              ------------     ---------   ---------    ---------    ----------   --------
Income (loss) from investment operations:
  Net investment loss                                (0.21)        (0.39)      (0.19)       (0.32)        (0.10)     (0.21)
  Net realized and unrealized gains
    (losses) on investments                          (3.71)        14.82       (5.03)        6.39         (0.05)     11.58
                                              ------------     ---------   ---------    ---------    ----------   --------
Total from investment
  operations                                         (3.92)        14.43       (5.22)        6.07         (0.15)     11.37
                                              ------------     ---------   ---------    ---------    ----------   --------
Less distributions:
  Distributions from net realized gains                 --            --          --           --         (1.34)     (0.19)
                                              ------------     ---------   ---------    ---------    ----------   --------
Paid-in capital from redemption fees                    -- (B)        --          --           --            --         --
                                              ------------     ---------   ---------    ---------    ----------   --------

Net asset value at end of period              $      30.23     $   34.15   $   19.72    $   24.94    $    18.87      20.36
                                              ============     =========   =========    =========    ==========   ========
Total return                                       (11.48%)(C)    73.17%     (20.91%)      32.11%        (0.65%)   124.64%
                                              ============     =========   =========    =========    ==========   ========
Net assets at end of period (000's)           $    608,336     $ 822,148   $ 403,896    $ 299,127    $  167,005     23,055
                                              ============     =========   =========    =========    ==========   ========

Ratio of net expenses to average net assets          1.51% (D)     1.46%       1.59%        1.80%         1.80%      1.80%

Ratio of total expenses to average net
  assets(E)                                          1.51% (D)     1.46%       1.59%        1.80%         1.80%      3.10%

Ratio of net investment loss to average
  net assets                                        (1.25%)(D)    (1.19%)     (1.16%)      (1.40%)      (1.05%)     (1.65%)

Portfolio turnover rate                                26% (D)       65%         54%         105%          159%       337%

(A) Per share data has been restated to reflect the effect of a 2 for 1 share split which was declared on June 19, 2002 and paid on June 27, 2002 to shareholders of record on June 26, 2002.
(B)   Amount rounds to less than $0.005.
(C)   Not Annualized.
(D)   Annualized.
(E) Represents the ratio of expenses to average net assets absent fee waivers and expense reimbursements by the Adviser.

See accompanying notes to financial statements.

THE BJURMAN, BARRY FUNDS
BJURMAN, BARRY MID CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                              SIX MONTHS
                                                 ENDED             YEAR           YEAR            PERIOD
                                              SEPTEMBER 30,       ENDED           ENDED           ENDED
                                                 2004            MARCH 31,       MARCH 31,       MARCH 31,
                                              (UNAUDITED)          2004            2003           2002(A)
-----------------------------------------------------------------------------------------------------------
Net asset value at beginning of period        $     9.79       $       7.02     $     9.89      $     10.00
                                              ----------       ------------     ----------      -----------
Income (loss) from investment operations:
 Net investment loss                               (0.05)             (0.18)         (0.17)           (0.13)
 Net realized and unrealized gains
   (losses) on investments                         (0.28)              2.95          (2.70)            0.02
                                              ----------       ------------     ----------      -----------
Total from investment operations                   (0.33)              2.77          (2.87)           (0.11)
                                              ----------       ------------     ----------      -----------

Net asset value at end of period              $     9.46       $       9.79     $     7.02      $      9.89
                                              ==========       ============     ==========      ===========

Total return (B)                                  (3.37%)(C)         39.46%        (29.02%)          (1.10%)(C)
                                              ==========       ============     ==========      ===========

Net assets at end of period (000's)           $   12,094       $     10,346     $    7,932      $    14,451
                                              ==========       ============     ==========      ===========

Ratio of net expenses to average net
assets                                             1.80% (D)          1.95%          2.00%            2.00% (D)

Ratio of total expenses to average net
assets (E)                                         3.41% (D)          3.02%          3.06%            3.00% (D)

Ratio of net investment loss to average           (1.29%)(D)         (1.70%)        (1.88%)          (1.79%)(D)
net assets

Portfolio turnover rate                             121% (D)           196%           183%             197% (D)

(A) Represents the period from commencement of operations (June 6, 2001) through March 31, 2002.
(B) For the period of June 6, 2001 to June 21, 2004, the investment objective of the Bjurman, Barry Mid Cap Growth Fund (formerly the Bjurman, Barry All Cap Growth Fund) was to seek capital appreciation through investments in the common stocks of companies with market capitalizations generally in excess of $300 mil- lion at the time of investment. Performance returns during that time period were derived from investments relat- ing to that objective. As of June 21, 2004, the investment objective of that Fund was changed to seek capital appreciation through investments in the common stocks of companies with total market capitalizations gener- ally between $1 billion and $10 billion at the time of investment.
(C)   Not annualized.
(D)   Annualized.
(E) Represents the ratio of expenses to average net assets absent fee waivers and expense reimbursements by the Adviser.

See accompanying notes to financial statements.

THE BJURMAN, BARRY FUNDS
BJURMAN, BARRY SMALL CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                          SIX
                                                                         MONTHS
                                                                         ENDED            PERIOD
                                                                      SEPTEMBER 30,        ENDED
                                                                          2004            MARCH 31,
                                                                       (UNAUDITED)         2004(A)
----------------------------------------------------------------------------------------------------
Net asset value at beginning of period                                  $   14.03        $    10.00
                                                                        ---------        ----------
Income (loss) from investment operations:
 Net investment loss                                                        (0.09)            (0.10)
 Net realized and unrealized gains (losses) on investments                  (2.14)             4.13
                                                                        ---------        ----------
Total from investment operations                                            (2.23)             4.03
                                                                        ---------        ----------

Paid-in capital from redemption fees                                           -- (B)            --
                                                                        ---------        ----------

Net asset value at end of period                                        $   11.80        $    14.03
                                                                        =========        ==========

Total return (C)                                                          (15.89%)           40.30%
                                                                        =========        ==========

Net assets at end of period (000's)                                     $  69,200        $  109,876
                                                                        =========        ==========

Ratio of net expenses to average net assets                                 1.71% (D)         1.70% (D)

Ratio of total expenses to average net assets (E)                           1.72% (D)         1.80% (D)

Ratio of net investment loss to average net assets                         (1.17%)(D)        (1.56%)(D)

Portfolio turnover rate                                                      162% (D)          138% (D)

(A) Represents the period from commencement of operations (May 12, 2003) through March 31, 2004.
(B)   Amount rounds to less than $0.005.
(C)   Not annualized.
(D)   Annualized.
(E) Represents the ratio of expenses to average net assets absent fee waivers and expense reimbursements by the Adviser.

See accompanying notes to financial statements.

BJURMAN, BARRY MICRO-CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
  SHARES     COMMON STOCKS -- 99.1%                                    VALUE
--------------------------------------------------------------------------------
             BASIC MATERIALS** -- 8.3%
    466,100  Aceto Corp                                           $   6,711,840
     38,400  American Vanguard Corp                                   1,372,416
    205,000  Ceradyne, Inc.*                                          9,001,550
     63,700  Lakeland Industries, Inc.*                               1,157,493
    600,000  Landec Corp.*                                            4,500,000
     35,000  LESCO, Inc.*                                               463,400
    455,200  Metal Management, Inc.*                                  8,275,536
    105,000  NewMarket Corp.*                                         2,192,400
    118,400  NS Group, Inc.*                                          2,190,400
    350,000  Schnitzer Steel Industries, Inc. - Class A              11,322,500
    154,200  The Andersons, Inc                                       3,215,070
     25,000  Valley National Gases, Inc                                 232,500
                                                                  -------------
                                                                     50,635,105
                                                                  -------------
             COMMERCIAL/INDUSTRIAL SERVICES** -- 4.4%
    595,000  aQuantive, Inc.*                                         5,741,750
    113,500  Cantel Medical Corp.*                                    2,724,000
    175,000  EVCI Career Colleges, Inc.*                              1,236,375
    349,000  Gevity HR, Inc                                           5,367,620
    193,600  Portfolio Recovery Associates, Inc.*                     5,689,904
    231,100  SITEL Corp.*                                               499,176
    150,100  World Fuel Services Corp                                 5,373,580
                                                                  -------------
                                                                     26,632,405
                                                                  -------------
             CONSUMER DURABLES** -- 6.1%
     25,200  Johnson Outdoors, Inc. - Class A*                          496,440
    207,600  Keystone Automotive Industries, Inc.*                    4,567,200
     85,400  Lifetime Hoan Corp                                       1,268,190
    259,800  Navarre Corp.*                                           3,764,502
     75,000  R&B, Inc.*                                               1,639,500
    260,000  RC2 Corp.*                                               8,554,000
    360,000  Scientific Games Corp. - Class A*                        6,876,000
     39,500  Steinway Musical Instruments, Inc.*                      1,074,400
    380,000  TBC Corp.*                                               8,489,200
     51,000  The Dixie Group, Inc.*                                     573,750
                                                                  -------------
                                                                     37,303,182
                                                                  -------------
             CONSUMER NON-DURABLES** -- 5.2%
    208,950  Central European Distribution Corp.*                     4,667,943
    120,000  Deckers Outdoor Corp.*                                   4,080,000
    113,000  Geopharma, Inc.*                                           465,560
    150,000  Hansen Natural Corp.*                                    3,618,000
    158,900  Natural Alternatives International, Inc.*                1,484,126
    177,600  Nutraceutical International Corp.*                       2,502,384
    171,000  Rocky Shoes & Boots, Inc.*                               2,992,500
    291,200  SunOpta, Inc.*                                           2,265,536
    266,600  USANA Health Sciences, Inc.*                             9,277,680
                                                                  -------------
                                                                     31,353,729
                                                                  -------------

BJURMAN, BARRY MICRO-CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
  SHARES     COMMON STOCKS -- 99.1% (CONTINUED)                        VALUE
--------------------------------------------------------------------------------
             CONSUMER SERVICES** -- 0.0%
      2,100  Greg Manning Auctions, Inc.*                         $      23,499

             ELECTRONIC TECHNOLOGY** -- 26.8%
    105,900  Advanced Power Technology, Inc.*                           901,209
    135,000  Altiris, Inc.*                                           4,272,750
    200,000  AMX Corp.*                                               3,608,000
    300,000  Applied Signal Technology, Inc                           9,597,000
    182,700  Artisan Components, Inc.*                                5,318,397
     60,000  Bel Fuse, Inc. - Class B                                 1,984,800
     71,900  CAM Commerce Solutions, Inc.*                            1,027,451
    550,000  Catalyst Semiconductor, Inc.*                            3,272,500
     38,000  Ceragon Networks Ltd.*                                     188,480
    410,000  Comtech Telecommunications Corp.*                       11,110,999
     93,000  CryptoLogic, Inc                                         1,440,570
    243,116  CyberGuard Corp.*                                        1,436,816
    182,800  CyberOptics Corp.*                                       2,822,432
    350,000  Digi International, Inc.*                                4,000,500
    274,100  Diodes, Inc.*                                            7,060,816
    150,000  Ditech Communications Corp.*                             3,358,500
    175,300  ENGlobal Corp.*                                            217,372
    345,000  Epicor Software Corp.*                                   4,150,350
    104,500  FARO Technologies, Inc.*                                 2,125,530
    120,000  Globecomm Systems, Inc.*                                   795,600
    230,000  II-VI, Inc.*                                             8,052,300
    180,000  Jupitermedia Corp.*                                      3,204,000
    115,000  LaBarge, Inc.*                                             931,500
    203,150  Magma Design Automation, Inc.*                           3,063,502
    110,000  Manchester Technologies, Inc.*                             551,100
    285,000  Metrologic Instruments, Inc.*                            4,517,250
    325,000  Micronetics, Inc.*                                       2,635,750
    184,600  MicroStrategy, Inc. - Class A*                           7,585,214
    510,000  MIND C.T.I. Ltd                                          2,284,800
    110,000  NIC, Inc.*                                                 589,600
    100,000  NVE Corp.*                                               3,305,000
     51,500  Pacific Internet Ltd.*                                     341,960
    452,600  Perceptron, Inc.*                                        3,027,894
    199,200  Pervasive Software, Inc.*                                1,193,208
    731,400  RAE Systems, Inc.*                                       4,081,212
    220,000  SafeNet, Inc.*                                           5,803,600
    100,000  SI International, Inc.*                                  2,191,000
    355,000  Sierra Wireless*                                         6,319,000
    500,000  SS&C Technologies, Inc                                   9,765,000
    279,900  Stratasys, Inc.*                                         8,832,245
    235,900  Tyler Technologies, Inc.*                                2,085,356
    290,000  Verint Systems, Inc.*                                   10,683,599
    120,000  Video Display Corp                                       3,844,800
                                                                  -------------
                                                                    163,578,962
                                                                  -------------

BJURMAN, BARRY MICRO-CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

  SHARES     COMMON STOCKS -- 99.1% (CONTINUED)                        VALUE
--------------------------------------------------------------------------------
             ENERGY** -- 3.4%
     83,200  Callon Petroleum Company*                            $   1,054,976
    125,000  Dawson Geophysical Company*                              2,616,250
     50,000  Edge Petroleum Corp.*                                      798,500
    100,000  Holly Corp                                               2,550,000
    190,000  Petroleum Development Corp.*                             8,325,800
    645,900  Pioneer Drilling Company*                                5,425,560
                                                                  -------------
                                                                     20,771,086
                                                                  -------------
             FINANCE** -- 4.1%
    150,000  Argonaut Group, Inc.*                                    2,800,500
     89,200  Bank of the Ozarks, Inc                                  2,651,916
     14,800  Bluegreen Corp.*                                           164,724
    150,000  First Cash Financial Services, Inc.*                     3,004,500
     80,200  First Community Bancorp                                  3,288,200
     58,987  Glacier Bancorp, Inc                                     1,720,061
    225,000  Meadowbrook Insurance Group, Inc.*                       1,095,750
     76,300  Onyx Acceptance Corp                                     2,082,990
    120,200  Penn-America Group, Inc                                  1,635,922
    125,000  Permian Basin Royalty Trust                              1,440,000
     73,200  Rome Bancorp, Inc                                        2,005,680
    125,000  World Acceptance Corp.*                                  2,906,250
                                                                  -------------
                                                                     24,796,493
                                                                  -------------
             HEALTH CARE** -- 26.9%
    225,000  Abaxis, Inc.*                                            2,927,250
    230,000  Advanced Neuromodulation Systems, Inc.*                  6,980,500
    590,000  Align Technology, Inc.*                                  9,015,200
    165,000  Amedisys, Inc.*                                          4,941,750
    100,000  American Healthways, Inc.*                               2,911,000
    172,900  American Medical Security Group, Inc.*                   5,531,071
    243,598  Bio-Reference Laboratories, Inc.*                        3,395,756
    229,400  Bradley Pharmaceuticals, Inc.*                           4,668,290
    650,000  Candela Corp.*                                           7,501,000
    136,400  Centene Corp.*                                           5,807,912
    780,000  eResearch Technology, Inc.*                             10,397,400
    368,200  Exactech, Inc.*                                          7,529,690
    154,000  First Horizon Pharmaceutical Corp.*                      3,081,540
    360,000  Healthcare Services Group, Inc                           6,465,600
    600,000  Immucor, Inc.*                                          14,850,000
    388,125  IRIS International, Inc.*                                3,085,594
    101,400  LabOne, Inc.*                                            2,963,922
    208,900  Lannett Company, Inc.*                                   2,026,330
    185,000  LCA-Vision, Inc                                          4,771,150
    152,200  LifeCell Corp.*                                          1,522,000
     24,000  Mediware Information Systems, Inc.*                        282,000
    373,000  Merge Technologies, Inc.*                                6,437,980
    155,000  Merit Medical Systems, Inc.*                             2,342,050
    160,000  Misonix, Inc.*                                           1,092,800
     75,000  Molecular Devices Corp.*                                 1,767,750

BJURMAN, BARRY MICRO-CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
  SHARES     COMMON STOCKS -- 99.1% (CONTINUED)                        VALUE
--------------------------------------------------------------------------------
             HEALTH CARE** -- 26.9% (CONTINUED)
     92,800  National Medical Health Card Systems, Inc.*          $   1,939,520
    227,375  Neogen Corp.*                                            4,440,634
    200,000  Omnicell, Inc.*                                          2,644,000
    388,700  Palomar Medical Technologies, Inc.*                      8,520,304
    251,000  PAREXEL International Corp.*                             4,919,600
    250,000  Quality Systems, Inc.*                                  12,627,500
     50,000  Somanetics Corp.*                                          657,500
    412,000  Trinity Biotech Plc - ADR*                               1,236,000
    180,000  Urologix, Inc.*                                          1,137,600
    178,300  Ventiv Health, Inc.*                                     3,022,185
                                                                  -------------
                                                                    163,440,378
                                                                  -------------
             PRODUCER MANUFACTURING** -- 6.8%
    300,000  A.S.V., Inc.*                                           11,229,000
     25,000  Blount International, Inc.*                                327,500
    111,700  Daktronics, Inc.*                                        2,731,065
     61,300  Gehl Company*                                            1,210,675
    143,100  Met-Pro Corp                                             1,881,765
    170,000  Nam Tai Electronics, Inc                                 3,629,500
    100,000  Olympic Steel, Inc.*                                     1,890,000
    287,300  Rofin-Sinar Technologies, Inc.*                          8,440,874
     53,700  Sun Hydraulics Corp                                        686,286
     51,400  Tat Technologies Ltd                                       447,180
    391,100  Technology Research Corp                                 2,679,035
    165,000  TransAct Technologies, Inc.*                             4,265,250
    166,800  Ultralife Batteries, Inc.*                               1,696,356
                                                                  -------------
                                                                     41,114,486
                                                                  -------------
             RETAIL** -- 4.8%
    371,250  Brookstone, Inc.*                                        7,012,913
    107,600  Central Garden & Pet Company*                            3,294,712
    275,000  Goody's Family Clothing, Inc                             2,315,500
    190,000  PC MALL, Inc.*                                           2,905,100
    300,000  The Finish Line, Inc. - Class A                          9,276,000
    225,000  The Sportsman's Guide, Inc.*                             4,551,750
                                                                  -------------
                                                                     29,355,975
                                                                  -------------
             UTILITIES** -- 2.3%
    113,500  Kaneb Services LLC                                       3,663,780
    170,000  Tele Celular Sul Participacoes S.A. - ADR                2,425,900
    147,900  The Middleby Corp                                        7,786,935
                                                                  -------------
                                                                     13,876,615
                                                                  -------------
             TOTAL COMMON STOCKS                                  $ 602,881,915
                                                                  -------------

BJURMAN, BARRY MICRO-CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
-------------------------------------------------------------------------------------
  SHARES     MONEY MARKETS -- 0.6%                                          VALUE
-------------------------------------------------------------------------------------
  3,554,279  First American Treasury Obligations Fund                   $   3,554,279
                                                                        -------------
             TOTAL INVESTMENT SECURITIES -- 99.7% (Cost $399,733,772)   $ 606,436,194
             OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.3%                  1,899,834
                                                                        -------------
             NET ASSETS -- 100.0%                                       $ 608,336,028
                                                                        =============

*    Non-income producing security.
**   Securities are grouped by sector.
ADR - American Depository Receipt.

See accompanying notes to financial statements.

BJURMAN, BARRY MID CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
  SHARES     COMMON STOCKS -- 99.0%                                     VALUE
-------------------------------------------------------------------------------
             BASIC MATERIALS** -- 11.5%
      3,500  Agrium, Inc                                          $      62,160
      4,100  Armor Holdings, Inc.*                                      170,601
      2,800  Eastman Chemical Company                                   133,140
      2,500  Florida Rock Industries, Inc                               122,475
      1,800  International Steel Group, Inc.*                            60,660
      5,300  Louisiana-Pacific Corp                                     137,535
      3,100  Mine Safety Appliances Company                             126,232
      1,500  Nucor Corp                                                 137,055
      3,000  Praxair, Inc                                               128,220
      4,800  Smurfit-Stone Container Corp.*                              92,976
      5,600  Steel Dynamics, Inc                                        216,272
                                                                  -------------
                                                                      1,387,326
                                                                  -------------
             COMMERCIAL/INDUSTRIAL SERVICES** -- 1.0%
      3,300  Resources Connection, Inc.*                                124,674
                                                                  -------------
             CONSUMER DURABLES** -- 4.4%
      1,500  Harman International Industries, Inc                       161,625
      5,400  The Toro Company                                           368,820
                                                                  -------------
                                                                        530,445
                                                                  -------------
             CONSUMER NON-DURABLES** -- 2.5%
      4,100  Coach, Inc.*                                               173,922
      5,000  Quiksilver, Inc.*                                          127,100
                                                                  -------------
                                                                        301,022
                                                                  -------------
             CONSUMER SERVICES** -- 4.6%
      3,234  Apollo Group, Inc. - Class A*                              237,279
      2,500  Penn National Gaming, Inc.*                                101,000
      2,000  Station Casinos, Inc                                        98,080
      3,700  XM Satellite Radio Holdings, Inc. - Class A*               114,774
                                                                  -------------
                                                                        551,133
                                                                  -------------
             ELECTRONIC TECHNOLOGY** -- 23.0%
      2,200  Alliance Data Systems Corp.*                                89,232
      2,200  Autodesk, Inc                                              106,986
      4,600  Avid Technology, Inc.*                                     215,602
      3,000  CheckFree Corp.*                                            83,010
      5,400  CTS Corp                                                    68,040
     11,900  Ditech Communications Corp.*                               266,441
      4,600  DRS Technologies, Inc.*                                    172,224
      2,600  Juniper Networks, Inc.*                                     61,360
      1,400  L-3 Communications Holdings, Inc                            93,800
     10,400  Marvell Technology Group Ltd.*                             271,752
     20,000  NIC, Inc.*                                                 107,200
      4,300  NVE Corp.*                                                 142,115
     14,600  PerkinElmer, Inc                                           251,412
      3,700  Plantronics, Inc                                           159,988

BJURMAN, BARRY MID CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
  SHARES     COMMON STOCKS -- 99.0% (CONTINUED)                       VALUE
--------------------------------------------------------------------------------
             ELECTRONIC TECHNOLOGY** -- 23.0% (CONTINUED)
      1,000  Research In Motion Ltd.*                             $      76,340
      2,500  Rockwell Automation, Inc                                    96,750
      4,800  RSA Security, Inc.*                                         92,640
      3,200  SanDisk Corp.*                                              93,184
     10,000  Siliconware Precision Industries Company - ADR              33,700
      5,025  Zebra Technologies Corp. - Class A*                        306,574
                                                                  -------------
                                                                      2,788,350
                                                                  -------------
             ENERGY** -- 11.4%
      2,800  Arch Coal, Inc                                              99,372
      7,600  Chesapeake Energy Corp                                     120,308
      3,100  Cimarex Energy Company*                                    108,314
      2,300  Kerr-McGee Corp                                            131,675
     11,900  Magnum Hunter Resources, Inc.*                             137,326
      1,100  Newfield Exploration Company*                               67,364
      3,500  Patina Oil & Gas Corp                                      103,495
      4,500  PetroKazakhstan, Inc. - Class A                            154,215
      3,200  Premcor, Inc.*                                             123,200
      2,100  Southwestern Energy Company*                                88,179
      2,800  Unit Corp.*                                                 98,224
      2,900  Weatherford International Ltd.*                            147,958
                                                                  -------------
                                                                      1,379,630
                                                                  -------------
             FINANCE** -- 6.3%
      9,500  AmeriCredit Corp.*                                         198,360
      3,400  Assurant, Inc                                               88,400
      1,700  SAFECO Corp                                                 77,605
      3,300  Selective Insurance Group, Inc                             122,760
      2,600  Sovereign Bancorp, Inc                                      56,732
      1,300  StanCorp Financial Group, Inc                               92,560
      1,300  The Commerce Group, Inc                                     62,920
      1,200  Webster Financial Corp                                      59,268
                                                                  -------------
                                                                        758,605
                                                                  -------------
             HEALTH CARE** -- 12.3%
      1,600  Aetna, Inc                                                 159,888
      2,900  Affymetrix, Inc.*                                           89,059
      1,600  Celgene Corp.*                                              93,168
      2,000  Coventry Health Care, Inc.*                                106,740
      1,100  Dade Behring Holdings, Inc.*                                61,290
      2,400  Eon Labs, Inc.*                                             52,080
      2,800  First Horizon Pharmaceutical Corp.*                         56,028
      6,100  Gen-Probe, Inc.*                                           243,207
      1,600  IDEXX Laboratories, Inc.*                                   81,184
      4,500  Kos Pharmaceuticals, Inc.*                                 160,245
      3,300  Pharmaceutical Product Development, Inc.*                  118,800
      3,400  QLT, Inc.*                                                  56,610
      1,900  Sierra Health Services, Inc.*                               91,067
      1,700  St. Jude Medical, Inc.*                                    127,959
                                                                  -------------
                                                                      1,497,325
                                                                  -------------

BJURMAN, BARRY MID CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------------
  SHARES     COMMON STOCKS -- 99.0% (CONTINUED)                              VALUE
--------------------------------------------------------------------------------------
             PRODUCER MANUFACTURING** -- 6.1%
      1,800  Eaton Corp                                                 $     114,138
      2,700  Joy Global, Inc                                                   92,826
      2,900  Maverick Tube Corp.*                                              89,349
      3,400  Nordson Corp                                                     116,722
      3,100  PACCAR, Inc                                                      214,272
      4,500  The Timken Company                                               110,790
                                                                        -------------
                                                                              738,097
                                                                        -------------
             RETAIL** -- 2.8%
      3,800  Aeropostale, Inc.*                                                99,560
      4,800  Cabela's, Inc. - Class A*                                        114,480
      2,800  Pacific Sunwear of California, Inc.*                              58,940
      1,800  Urban Outfitters, Inc.*                                           61,920
                                                                        -------------
                                                                              334,900
                                                                        -------------
             TRANSPORTATION** -- 3.5%
     14,000  OMI Corp                                                         224,280
      2,800  Overseas Shipholding Group, Inc                                  138,992
      1,100  UTI Worldwide, Inc                                                64,691
                                                                        -------------
                                                                              427,963
                                                                        -------------
             UTILITIES** -- 9.6%
      1,200  AO VimpelCom - ADR*                                              130,560
      2,500  Mobile Telesystems - ADR                                         362,475
      6,000  Nextel Partners, Inc. - Class A*                                  99,480
      5,900  NII Holdings, Inc.*                                              243,139
      4,700  STET Hellas Telecommunications S.A. - ADR                         77,503
      4,100  West Corp.*                                                      119,433
      4,800  Western Wireless Corp. - Class A*                                123,408
                                                                        -------------
                                                                            1,155,998
                                                                        -------------
             TOTAL COMMON STOCKS                                        $  11,975,468
                                                                        -------------
             MONEY MARKETS -- 1.5%
    179,701  First American Treasury Obligations Fund                   $     179,701
                                                                        -------------
             TOTAL INVESTMENT SECURITIES -- 100.5% (Cost $10,430,016)   $  12,155,169
             LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.5%)                  (61,395)
                                                                        -------------
             NET ASSETS -- 100.0%                                       $  12,093,774
                                                                        =============

*   Non-income producing security.
**  Securities are grouped by sector.
ADR - American Depository Receipt.

See accompanying notes to financial statements.

BJURMAN, BARRY SMALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
  SHARES     COMMON STOCKS -- 98.9%                                    VALUE
--------------------------------------------------------------------------------
             BASIC MATERIALS** -- 3.8%
     35,000  American Vanguard Corp                               $   1,250,900
     50,200  NS Group, Inc.*                                            928,700
     48,100  Terra Industries, Inc.*                                    416,546
                                                                  -------------
                                                                      2,596,146
                                                                  -------------
             COMMERCIAL/INDUSTRIAL SERVICES** -- 8.6%
     41,000  Applied Industrial Technologies, Inc                     1,465,340
     50,600  Dendrite International, Inc.*                              815,672
     47,100  Headwaters, Inc.*                                        1,453,506
     40,000  Heidrick & Struggles International, Inc.*                1,152,800
     50,000  Navigant Consulting, Inc.*                               1,098,000
                                                                  -------------
                                                                      5,985,318
                                                                  -------------
             CONSUMER DURABLES** -- 2.3%
     17,900  JAKKS Pacific, Inc.*                                       411,700
     80,000  Navarre Corp.*                                           1,159,200
                                                                  -------------
                                                                      1,570,900
                                                                  -------------
             CONSUMER NON-DURABLES** -- 2.1%
     40,000  Deckers Outdoor Corp.*                                   1,360,000
      5,000  Rocky Shoes & Boots, Inc.*                                  87,500
                                                                  -------------
                                                                      1,447,500
                                                                  -------------
             CONSUMER SERVICES** -- 0.2%
     12,400  Greg Manning Auctions, Inc.*                               138,756
                                                                  -------------
             ELECTRONIC TECHNOLOGY** -- 25.3%
     30,000  ADE Corp.*                                                 511,050
     14,700  Altiris, Inc.*                                             465,255
     31,900  Applied Signal Technology, Inc                           1,020,481
     20,000  Bel Fuse, Inc. - Class B                                   661,600
     70,000  Corillian Corp.*                                           322,700
     70,100  CryptoLogic, Inc                                         1,085,849
     30,000  CyberOptics Corp.*                                         463,200
     80,000  Ditech Communications Corp.*                             1,791,200
    125,000  Epicor Software Corp.*                                   1,503,750
     52,000  FARO Technologies, Inc.*                                 1,057,680
     81,700  Jupitermedia Corp.*                                      1,454,260
     20,000  Keithley Instruments, Inc                                  349,000
     17,200  MicroStrategy, Inc. - Class A*                             706,748
     70,000  NIC, Inc.*                                                 375,200
    175,000  RAE Systems, Inc.*                                         976,500
    113,400  S1 Corp.*                                                  904,932
      5,500  ScanSource, Inc.*                                          350,900
     66,200  Silicon Image, Inc.*                                       836,768
    110,000  Tyler Technologies, Inc.*                                  972,400
     50,000  United Industrial Corp                                   1,644,500
                                                                  -------------
                                                                     17,453,973
                                                                  -------------

BJURMAN, BARRY SMALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
  SHARES     COMMON STOCKS -- 98.9% (CONTINUED)                        VALUE
--------------------------------------------------------------------------------
             ENERGY** -- 12.8%
     47,600  ATP Oil & Gas Corp.*                                 $     579,768
     82,500  Energy Partners Ltd.*                                    1,343,100
     33,500  Frontier Oil Corp                                          790,935
     70,000  Holly Corp                                               1,785,000
      9,200  Hydril Company*                                            395,140
     35,000  Petroleum Development Corp.*                             1,533,700
     30,451  Plains Exploration & Production Company*                   726,561
     50,000  Remington Oil & Gas Corp.*                               1,312,500
     21,100  RPC, Inc                                                   377,268
                                                                  -------------
                                                                      8,843,972
                                                                  -------------
             FINANCE** -- 6.5%
     43,800  Argonaut Group, Inc.*                                      817,746
     47,800  Riggs National Corp                                      1,061,160
     50,000  UICI                                                     1,637,000
     17,600  United Fire & Casualty Company                           1,009,008
                                                                  -------------
                                                                      4,524,914
                                                                  -------------
             HEALTH CARE** -- 19.8%
     80,164  Align Technology, Inc.*                                  1,224,906
     35,000  Amedisys, Inc.*                                          1,048,250
     80,000  eResearch Technology, Inc.*                              1,066,400
     45,000  First Horizon Pharmaceutical Corp.*                        900,450
     40,000  Given Imaging Ltd.*                                      1,538,000
     40,000  IRIS International, Inc.*                                  318,000
     30,000  LCA-Vision, Inc                                            773,700
    140,000  LifeCell Corp.*                                          1,400,000
     70,000  Palomar Medical Technologies, Inc.*                      1,534,400
     61,900  Salix Pharmaceuticals Ltd.*                              1,332,088
     33,000  Serologicals Corp.*                                        769,890
     30,000  Sierra Health Services, Inc.*                            1,437,900
     10,500  United Therapeutics Corp.*                                 366,765
                                                                  -------------
                                                                     13,710,749
                                                                  -------------
             PRODUCER MANUFACTURING** -- 8.7%
     23,000  A.S.V., Inc.*                                              860,890
     55,000  Daktronics, Inc.*                                        1,344,750
     13,900  Drew Industries, Inc.*                                     498,315
     30,000  Littelfuse, Inc.*                                        1,035,900
     30,000  MICROS Systems, Inc.*                                    1,502,100
      8,600  Raven Industries, Inc                                      382,270
     60,000  Technology Research Corp                                   411,000
                                                                  -------------
                                                                      6,035,225
                                                                  -------------
             RETAIL** -- 3.6%
     75,000  Stein Mart, Inc.*                                        1,141,500
     40,000  Urban Outfitters, Inc.*                                  1,376,000
                                                                  -------------
                                                                      2,517,500
                                                                  -------------

BJURMAN, BARRY SMALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
  SHARES     COMMON STOCKS -- 98.9% (CONTINUED)                        VALUE
--------------------------------------------------------------------------------
             TRANSPORTATION** -- 1.2%
     23,000  Arkansas Best Corp                                   $     842,260
                                                                  -------------
             UTILITIES** -- 4.0%
    100,000  Tele Celular Sul Participacoes S.A. - ADR                1,427,000
     25,000  The Middleby Corp                                        1,316,250
                                                                  -------------
                                                                      2,743,250
                                                                  -------------
             TOTAL COMMON STOCKS                                  $  68,410,463
                                                                  -------------
             TOTAL INVESTMENT SECURITIES -- 98.9%
               (Cost $63,404,732)                                 $  68,410,463
             OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.1%              789,210
                                                                  -------------
             NET ASSETS -- 100.0%                                 $  69,199,673
                                                                  =============


*    Non-income producing security.
**   Securities are grouped by sector.
ADR - American Depository Receipt.

See accompanying notes to financial statements.

THE BJURMAN, BARRY FUNDS
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION

The Bjurman, Barry Funds (the "Trust") is organized as a Delaware business trust pursuant to a Trust Agreement dated September 26, 1996, as amended February 11, 1997 and January 28, 2002. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Trust has established three separate series: the Bjurman, Barry Micro-Cap Growth Fund, the Bjurman, Barry Mid Cap Growth Fund (formerly the Bjurman, Barry All Cap Growth Fund) and the Bjurman, Barry Small Cap Growth Fund (individually, a "Fund", and collectively, the "Funds"). The Bjurman, Barry Micro-Cap Growth Fund commenced operations on March 31, 1997, the Bjurman, Barry Mid Cap Growth Fund commenced operations on June 6, 2001, and the Bjurman, Barry Small Cap Growth Fund commenced operations on May 12, 2003.

The Bjurman, Barry Micro-Cap Growth Fund (the "Micro-Cap Growth Fund") seeks capital appreciation through investments in the common stocks of companies with market capitalizations generally between $30 million and $300 million at the time of investment.

The Bjurman, Barry Mid Cap Growth Fund (the "Mid Cap Growth Fund") seeks capital appreciation through investments in the common stocks of companies with market capitalizations generally between $1 billion and $10 billion at the time of investment.

The Bjurman, Barry Small Cap Growth Fund (the "Small Cap Growth Fund") seeks capital appreciation through investments in the common stocks of companies with market capitalizations generally between $100 million and $1 billion at the time of investment.

2. SIGNIFICANT ACCOUNTING POLICIES

Securities valuation -- The Funds' portfolio securities are valued as of the close of business of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities which are traded on stock exchanges or are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the last sales price, if available, otherwise, at the last quoted bid price. Securities for which market quotations are not readily available are valued at fair value as determined in good faith in accordance with procedures established by and under the general supervision of the Board of Trustees. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which approximates fair value.

Share valuation -- The net asset value per share ("NAV") of each Fund is calculated daily by dividing the total value of each Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to the net asset value per share.

Investment income and distributions to shareholders -- Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Dividends arising from net investment income, if any, are declared and paid annually in December. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with income tax regulations.

Security transactions -- Security transactions are accounted for on a trade date basis. Securities sold are determined on a specific identification basis.

THE BJURMAN, BARRY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

Redemption/Exchange fees - Effective August 1, 2004, the Funds assess investors who redeem or exchange shares (other than shares acquired through reinvestment of dividends or other distributions) held by the investors for 60 days or less a redemption fee of 2% of the NAV of the shares being redeemed or exchanged. The Funds will retain the fee charged as paid-in capital and such fees become part of that Fund's daily NAV calculation.

Estimates -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax -- It is each Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare and pay as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The Funds paid no distributions for the years ended March 31, 2004 and 2003.

As of March 31, 2004, the components of distributable earnings on a tax basis were as follows:

---------------------------------------------------------------------------------------------------
                                                         MICRO-CAP       MID CAP       SMALL CAP
                                                        GROWTH FUND    GROWTH FUND    GROWTH FUND
---------------------------------------------------------------------------------------------------
Cost of portfolio investments                          $496,143,573    $ 8,532,402   $101,858,542
                                                       ============    ===========   ============

Gross unrealized appreciation                          $332,514,073    $ 1,936,547   $ 13,148,162
Gross unrealized depreciation                           (12,687,072)      (329,417)    (5,984,440
                                                       ------------    -----------   ------------
Net unrealized appreciation                             319,827,001      1,607,130      7,163,722
Post-October losses                                              --             --     (5,445,139
Capital loss carryforwards                                       --     (1,871,838)      (991,672
Long-term capital gains                                  59,343,347             --             --
Other timing differences                                         --        ( 4,436)        (8,163
                                                       ------------    -----------   ------------
   Total accumulated earnings (deficit)                $379,170,348    $  (269,144)  $    718,748
                                                       ============    ===========   ============
---------------------------------------------------------------------------------------------------

The difference between the cost of portfolio investments and financial statement cost for the Funds is due to certain timing differences in the recognition of capital losses under income tax regulations and GAAP. Capital loss carryforwards and post-October losses may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

Certain reclassifications, the result of permanent and temporary differences between financial statement and income tax reporting requirements may be made to the components of capital. These reclassifications have no impact on the net assets or net asset value per share of the Funds and are designed to present the Funds' capital accounts on a tax basis. During the six months ended September 30, 2004, there were no reclassifications of capital accounts.

THE BJURMAN, BARRY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

As of September 30, 2004, the Funds had the following capital loss carryforwards for federal income tax purposes:

                                                              EXPIRES
                                                  AMOUNT      MARCH 31
---------------------------------------------------------------------------
Mid Cap Growth Fund                             $1,871,838      2011
Small Cap Growth Fund                           $  991,672      2012
---------------------------------------------------------------------------

3. INVESTMENT TRANSACTIONS

For the six months ended September 30, 2004, cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments, were as follows:

                                                 PURCHASES      SALES
---------------------------------------------------------------------------
Micro-Cap Growth Fund                           $88,720,010  $210,816,890
Mid Cap Growth Fund                             $ 8,496,371  $  6,224,933
Small Cap Growth Fund                           $71,638,315  $ 94,630,312
---------------------------------------------------------------------------

4. TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Trust are also officers of Bjurman, Barry & Associates (the "Adviser"), or of Integrated Fund Services, Inc. ("IFS"), the Trust's administrative services agent, shareholder servicing and transfer agent, and accounting services agent, or IFS Fund Distributors, Inc. (the "Underwriter"), the principal underwriter for the Trust.

INVESTMENT ADVISORY FEE

The Adviser provides each Fund with investment advisory services. For providing investment advisory services, each Fund pays the Adviser a monthly fee, which is calculated daily by applying an annual rate of 1.00% to the average daily net assets of each respective Fund. The Adviser has voluntarily agreed to waive all or a portion of its fees and to reimburse certain expenses of each Fund to the extent necessary to limit that Fund's total operating expenses to 1.80% of its average daily net assets. For the six months ended September 30, 2004, the Adviser waived $53,054 of its investment advisory fees and reimbursed $32,837 of other operating expenses of the Mid Cap Growth Fund and waived $2,856 of its investment advisory fees of the Small Cap Growth Fund. Included in "Other assets" on the Statements of Assets and Liabilities for the Mid Cap Growth Fund is $6,175 of other operating expenses due to the Fund from the Adviser. Any fees withheld or voluntarily reduced and any Fund expense absorbed by the Adviser voluntarily or pursuant to an agreed upon expense cap which are a Fund's obligation are subject to reimbursement by that Fund to the Adviser, if so requested by the Adviser, in subsequent fiscal years, if the aggregate amount paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Adviser is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years, except that it is permitted to look back up to five years and four years, respectively, during the initial six years and seventh year of each Fund's operations. Any such reimbursement is also contingent upon the review and approval of the Trust's Board of Trustees. Such reimbursement may not be paid prior to a Fund's payment of current ordinary expenses.

THE BJURMAN, BARRY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

As of September 30, 2004, the Mid Cap Growth Fund and the Small Cap Growth Fund had $412,795 and $52,678, respectively, of cumulative waivers that could potentially be reimbursed to the Adviser in future periods. The expiration of these waivers is as follows:

                                                           EXPIRES
                                                 AMOUNT    MARCH 31
---------------------------------------------------------------------------
Mid Cap Growth Fund                             $209,590     2007
                                                $203,205     2008
Small Cap Growth Fund                           $ 52,678     2009
---------------------------------------------------------------------------

ADMINISTRATION FEE

Under the terms of an Administration Agreement, IFS supplies non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services for each Fund. IFS supervises the preparation of tax returns, reports to shareholders of each Fund, reports to and filings with the Securities and Exchange Commission and state securities commissions and materials for meetings of the Board of Trustees. For these services, IFS receives a monthly fee subject to a monthly minimum fee per Fund. Included in "Payable to other affiliates" on the Statements of Assets and Liabilities, the Micro-Cap Growth Fund, the Mid Cap Growth Fund and the Small Cap Growth Fund accrued $64,344, $2,046 and $6,389 of administrative fees, respectively, for the month ended September 30, 2004.

TRANSFER AGENT FEE

Under the terms of a Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement, IFS maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, IFS receives a monthly fee per shareholder account, subject to a monthly minimum fee per Fund. In addition, each Fund pays IFS out-of-pocket expenses including, but not limited to, postage and supplies. Included in "Payable to other affiliates" on the Statements of Assets and Liabilities, the Micro-Cap Growth Fund, the Mid Cap Growth Fund and the Small Cap Growth Fund accrued $16,631, $2,033 and $4,510 of transfer agent fees, respectively, for the month ended September 30, 2004.

ACCOUNTING SERVICES FEE

Under the terms of an Accounting Services Agreement, IFS calculates the daily net asset value per share and maintains the financial books and records of each Fund. For these services, IFS receives a monthly fee from each Fund. In addition, each Fund pays IFS certain out-of-pocket expenses incurred by IFS in obtaining valuations of each Fund's portfolio securities. Included in "Payable to other affiliates" on the Statements of Assets and Liabilities, the Micro-Cap Growth Fund, the Mid Cap Growth Fund and the Small Cap Growth Fund accrued $8,616, $2,540 and $6,405 of accounting services fees, respectively, for the month ended September 30, 2004.

UNDERWRITING FEE

Under the terms of an Underwriting Agreement, the Underwriter serves as principal underwriter for each Fund and, as such, is the exclusive agent for the distribution of shares of each Fund. For these services, the Underwriter receives a monthly fee from the Trust. The Underwriter is an affiliate of IFS by reason of common ownership. Included in "Payable to other affiliates" on the Statements of Assets and Liabilities, the Micro-Cap Growth Fund, the Mid Cap Growth Fund and the Small Cap Growth Fund accrued $179, $180 and $170 of underwriting fees, respectively, for the month ended September 30, 2004.

DISTRIBUTION PLAN

Each Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. As provided in the Plan, each Fund will reimburse the Adviser, the Underwriter or others for expenses incurred in distributing and promoting shares of each Fund and for certain shareholder servicing at a

THE BJURMAN, BARRY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

maximum aggregate annual rate of 0.25% of each Fund's average daily net assets. Under the Plan, the Micro-Cap Growth Fund, the Mid Cap Growth Fund and the Small Cap Growth Fund incurred $855,056, $13,264 and $112,305, respectively, of distribution fees during the six months ended September 30, 2004.

5. COMMITMENTS AND CONTINGENCIES

On December 9, 2003, Milton Pfeiffer, a shareholder of the Micro-Cap Growth Fund, filed a complaint, amended on February 20, 2004 and again on April 29, 2004, in the United States District Court for the Southern District of New York, naming the Adviser and the Micro-Cap Growth Fund as defendants. The amended complaint alleges that the Adviser violated its fiduciary duties under section 36(b) of the Investment Company Act of 1940 ("ICA"). Specifically, the complaint alleges that the Adviser charged the Micro-Cap Growth Fund for reimbursement for unnecessary and excessive marketing and distribution fees under Rule 12b-1 promulgated by the Securities and Exchange Commission under the ICA, even though the Micro-Cap Growth Fund had been closed since May 30, 2003 to new investors outside The Bjurman, Barry Funds. The complaint alleges that these Rule 12b-1 fee payments to the Adviser were in violation of the Adviser's fiduciary duty with respect to the receipt of compensation under section 36(b) of the ICA. Plaintiff seeks the following relief: (1) to recover for the Micro-Cap Growth Fund the allegedly excessive Rule 12b-1 fees from the Adviser; (2) to recover for the Micro-Cap Growth Fund a portion of the investment advisory fees collected by the Adviser while allegedly in breach of its fiduciary duty; (3) to enjoin the Adviser from receiving from the Micro-Cap Growth Fund, and to enjoin the Micro-Cap Growth Fund from paying to the Adviser, (a) any Rule 12b-1 fees while the Micro-Cap Growth Fund is closed to new investors and (b) any other charges that do not bear a reasonable relationship to the services provided or expenses incurred; and (4) to recover for plaintiff the costs and disbursements of this lawsuit, including the fees of plaintiff's attorneys and experts. The potential exposure of the Micro-Cap Growth Fund is unknown at this time.

The Adviser and the Micro-Cap Growth Fund deny, and will vigorously contest, the plaintiff's allegations.

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and that provide general indemnification. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.

THE BJURMAN, BARRY FUNDS
OTHER ITEMS (UNAUDITED)
--------------------------------------------------------------------------------

PROXY VOTING

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge upon request by calling toll free 1-800-227-7264 or by visiting the Funds' website at www.bjurmanbarry.com. This information is also available on the Securities and Exchange Commission's website at http:\www.sec.gov.

SCHEDULE OF SHAREHOLDER EXPENSES

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including reinvested dividends or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2004 through September 30, 2004).

ACTUAL EXPENSES

The first line of the table below under each Fund's name provides information about actual account values and actual expenses for that Fund. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six Months Ended September 30, 2004" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below under each Fund's name provides information about hypothetical account values and hypothetical expenses based on that Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds

                                 NET EXPENSE                                                                       EXPENSES PAID
                                     RATIO              TOTAL RETURN         BEGINNING          ENDING            DURING THE SIX
                                   ANNUALIZED         SIX MONTHS ENDED     ACCOUNT VALUE     ACCOUNT VALUE         MONTHS ENDED
                               SEPTEMBER 30, 2004    SEPTEMBER 30, 2004    APRIL 1, 2004   SEPTEMBER 30, 2004    SEPTEMBER 30, 2004*
------------------------------------------------------------------------------------------------------------------------------------
  MICRO-CAP GROWTH FUND
  Actual                            1.51%                (11.48%)           $1,000.00         $  885.20               $ 7.14
  Hypothetical                      1.51%                  2.50%            $1,000.00         $1,017.50               $ 7.64

MID CAP GROWTH FUND
  Actual                            1.80%                 (3.37%)           $1,000.00         $  966.30               $ 8.87
  Hypothetical                      1.80%                  2.50%            $1,000.00         $1,016.04               $ 9.10

SMALL CAP GROWTH FUND
  Actual                            1.71%                (15.89%)           $1,000.00         $  841.10               $ 7.89
  Hypothetical                      1.71%                  2.50%            $1,000.00         $  966.36               $ 8.43
------------------------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by [number of days in most recent fiscal half-year/365 [or 366]] (to reflect the one-half year period).

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

THE BJURMAN, BARRY FUNDS
10100 Santa Monica Blvd., Suite 1200
Los Angeles, California 90067

BOARD OF TRUSTEES
G. Andrew Bjurman
O. Thomas Barry, III
Joseph E. Maiolo
William L. Wallace
Dann V. Angeloff

INVESTMENT ADVISER
Bjurman, Barry & Associates
10100 Santa Monica Blvd, Suite 1200
Los Angeles, California 90067

UNDERWRITER
IFS Fund Distributors, Inc.
221 East Fourth Street, Suite 300
Cincinnati, Ohio 45202

TRANSFER AGENT
Integrated Fund Services, Inc.
P.O. Box 5354 Cincinnati, Ohio 45201-5354

CUSTODIAN
US Bank, N.A.
425 Walnut Street, 6th Floor
Cincinnati, Ohio 45202

LEGAL COUNSEL
Gibson, Dunn & Crutcher LLP
333 South Grand Avenue
Los Angeles, California 90071

INDEPENDENT AUDITORS
Deloitte & Touche LLP
350 South Grand Avenue
Los Angeles, California 90071

TABLE OF CONTENTS
-----------------------------------------------------------------
Letter to Shareholders                                          1
Representation of Portfolios of Investments                     2
Statements of Assets and Liabilities                            3
Statements of Operations                                        4
Statements of Changes in Net Assets                             5
Financial Highlights                                            6
Portfolio of Investments                                        9
Notes to Financial Statements                                  20
Other Items                                                    25
-----------------------------------------------------------------

                      For Additional Information and a free
                          prospectus about The Bjurman,
                                Barry Funds call:
                                 (800) 227-7264
                or visit The Bjurman, Barry Funds' website on the
                        Internet at www.bjurmanbarry.com

This report is submitted for general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus which includes details regarding the Funds objective, policies, expenses and other information.

FORM IFS-134-0305




                            THE BJURMAN, BARRY FUNDS

                                     [LOGO]



                            BJURMAN, BARRY MICRO-CAP
                                  GROWTH FUND

                             BJURMAN, BARRY MID CAP
                                  GROWTH FUND

                            BJURMAN, BARRY SMALL CAP
                                  GROWTH FUND

                                ---------------


                               SEMI-ANNUAL REPORT


                               September 30, 2004
                                  (Unaudited)

ITEM 2. CODE OF ETHICS.

Not required in semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED COMPANIES.

Not applicable and not required in semiannual report filings.

ITEM 6. SCHEDULE OF INVESTMENTS.

The Schedules of Investments in securities of unaffiliated issuers are included in the Semiannual Report.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT COMPANIES.

Not applicable to open-end investment management companies.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANIES AND AFFILIATED PURCHASERS.

Not applicable to open-end investment management companies.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant does not have procedures by which shareholders may recommend nominees to its Board of Trustees.

ITEM 10. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) the registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosures and procedures are effective as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1) Code of Ethics. Not Applicable

(a)(2) Certifications required by Rule 31a-2(a) under the Investment Company Act of 1940 are filed herewith.

(a)(3) Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Bjurman, Barry Funds

By /s/ G. Andrew Bjurman
  ---------------------------------
  G. Andrew Bjurman, Co-President

Date: December 8, 2004

  /s/ O. Thomas Barry III
  ---------------------------------
  O. Thomas Barry III, Co-President

Date: December 8, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ O. Thomas Barry III
  ---------------------------------
  O. Thomas Barry III, Co-President

Date: December 8, 2004

  /s/  G. Andrew Bjurman
  ---------------------------------
  G. Andrew Bjurman, Co-President

Date: December 8, 2004

  /s/  M. David Cottrell
  ---------------------------------
  M. David Cottrell
  Treasurer

Date: December 8, 2004